EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2025
EXPENSES BY NATURE
EXPENSES BY NATURE

NOTE 30 — EXPENSES BY NATURE

The Company opted to present its Consolidated Income Statement by function. As required by IAS 1, the expenses classified by nature are as follows:

	2025	2024	2023
Depreciation and amortization	(3,683,585)	(3,126,247)	(3,047,212)
Labor expenses	(9,088,978)	(8,371,519)	(7,653,352)
Raw material and consumption material	(44,537,863)	(41,984,956)	(42,523,164)
Freight	(4,580,612)	(4,340,694)	(4,360,264)
Other expenses/income, net	(4,324,048)	(2,180,505)	(1,707,334)
	(66,215,086)	(60,003,921)	(59,291,326)
Classified as:
Cost of sales	(61,891,039)	(57,823,416)	(57,583,992)
Selling expenses	(782,351)	(762,560)	(716,195)
General and administrative expenses	(1,338,443)	(1,404,059)	(1,491,441)
Other operating income	164,476	306,426	1,033,506
Other operating expenses	(392,976)	(999,002)	(522,476)
Eletrobras compulsory loan recovery	—	100,860	—
Results in operations with joint ventures	—	808,367	—
Impairment of financial assets	(10,249)	(30,910)	(10,728)
Impairment of assets	(1,964,504)	(199,627)	—
	(66,215,086)	(60,003,921)	(59,291,326)